Employee Benefits (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Employee Benefits
Contributions to medical and pension schemes	¥ 695,310	¥ 195,655	¥ 215,553
Other employee benefits	65,990	40,216	24,180
Total	¥ 761,300	¥ 235,871	¥ 239,733